UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04611

Exact name of registrant as specified in charter:	Aberdeen Asia-Pacific Income Fund, Inc.

Address of principal executive offices:	800 Scudders Mill Road, Plainsboro, New Jersey 08536

Name and address of agent for service:	Mr Beverly Hendry, 300 S.E. 2nd Street, Suite #820, Fort Lauderdale, Florida 33301

Registrant’s telephone number, including area code:	212-968-8800

Date of fiscal year end:	10/31/05

Date of reporting period:	1/31/05

Item 1—Schedule of Investments

Portfolio of Investments (unaudited)

As of January 31, 2005

Principal Amount (000)		Description	Moody's Rating	S&P Rating	Value (US$)
LONG-TERM INVESTMENTS—121.5%
		AUSTRALIA—62.9%
		Airservices Australia,
AUD	2,500	6.50%, 11/15/06	NR	AAA	$1,958,647
		ANZ Banking Corporation,
AUD	10,000	6.75%, 3/22/12(a)	A1	A+	7,873,258
		Australia Postal Corporation,
AUD	22,000	6.00%, 3/25/09	NR	AAA	17,195,467
		BHP Finance Limited,
AUD	12,000	6.25%, 8/15/08	A1	A+	9,404,584
		Commonwealth of Australia,
AUD	8,450	7.50%, 7/15/05	Aaa	AAA	6,609,468
AUD	5,000	10.00%, 2/15/06	Aaa	AAA	4,053,670
AUD	11,500	6.75%, 11/15/06	Aaa	AAA	9,128,582
AUD	16,500	10.00%, 10/15/07	Aaa	AAA	14,288,724
AUD	40,000	8.75%, 8/15/08	Aaa	AAA	34,360,720
AUD	173,000	7.50%, 9/15/09	Aaa	AAA	145,671,783
AUD	79,000	5.75%, 6/15/11	Aaa	AAA	62,470,808
AUD	139,000	6.50%, 5/15/13	Aaa	AAA	115,636,280
AUD	28,000	6.25%, 4/15/15	Aaa	AAA	23,118,119
AUD	52,000	6.00%, 2/15/17	Aaa	AAA	42,250,931
		Commonwealth Bank of Australia,
AUD	10,000	9.00%, 8/15/05	Aaa	AAA	7,875,870
AUD	8,000	6.00%, 9/1/05	Aaa	AAA	6,218,526
AUD	20,000	6.75%, 12/1/07	Aaa	AAA	15,990,347
AUD	25,200	6.25%, 9/1/09	Aaa	AAA	20,044,706
		GE Capital Australia Limited,
AUD	10,000	6.25%, 4/15/05	Aaa	AAA	7,759,287
AUD	10,000	6.75%, 9/15/07	Aaa	AAA	7,931,465
AUD	20,000	5.25%, 8/15/08	Aaa	AAA	15,225,394
		General Property Trust Management,
AUD	4,000	6.50%, 8/22/13	NR	A+	3,100,540
		ING Office Finance,
AUD	4,500	6.25%, 8/19/08	NR	AAA	3,508,059
		Jem Bonds Limited,
AUD	10,000	9.00%, 7/15/06	NR	AAA	8,087,687
		Melbourne Airport,
AUD	4,500	6.75%, 6/15/08	Aaa	AAA	3,570,694
		New South Wales Treasury Corporation,
AUD	7,000	9.25%, 6/20/05	Aaa	AAA	5,499,938
AUD	34,000	12.60%, 5/1/06	NR	AAA	28,637,647
AUD	20,000	12.60%, 5/1/06	Aaa	AAA	16,845,675
AUD	40,000	8.00%, 3/1/08	Aaa	AAA	33,140,980
AUD	12,000	8.00%, 3/1/08	Aaa	AAA	9,944,349
AUD	26,000	7.00%, 12/1/10	Aaa	AAA	21,525,196
AUD	20,000	6.00%, 5/1/12	NR	AAA	15,848,469
		Northern Territory Treasury,
AUD	8,000	6.50%, 7/15/05	NR	AA	6,225,112
AUD	5,000	10.03%, 8/9/05	Aa2	AA	3,964,729
AUD	10,000	5.75%, 9/14/07	NR	AA	7,785,255
		NRMA Insurance Limited,
AUD	13,000	6.35%, 11/27/12(a)	NR	AA-	10,175,062
		Queensland Treasury Corporation,
AUD	20,000	6.50%, 6/14/05	Aaa	AAA	15,565,473
AUD	20,000	12.00%, 6/15/05	NR	AAA	15,853,770
AUD	20,000	8.00%, 9/14/07	Aaa	AAA	16,456,138
AUD	40,000	6.00%, 6/14/11	Aaa	AAA	31,661,818
AUD	30,000	6.00%, 8/14/13	Aaa	AAA	23,902,500
AUD	30,000	6.00%, 10/14/15	Aaa	AAA	23,866,535
AUD	17,000	6.00%, 6/14/21	Aaa	AAA	13,561,600
		Snowy Hydro Limited,
AUD	10,000	5.75%, 2/25/10	Aaa	AAA	7,627,987
		South Australian Financing Authority,
AUD	35,000	7.50%, 10/15/07	Aaa	AAA	28,472,221

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited)

As of January 31, 2005

Principal Amount (000)		Description	Moody’s Rating	S&P Rating	Value (US$)
LONG-TERM INVESTMENTS—CONTINUED
		Southern Cross Airports Company Limited,
AUD	15,500	6.02%, 10/11/07	Aaa	AAA	$12,037,657
		St. George Bank Limited,
AUD	5,000	6.00%, 9/25/12(a)	A3	A-	3,867,969
USD	2,000	5.30%, 10/15/15(b)	A3	A-	2,051,264
		Suncorp Metway Limited,
AUD	6,500	5.25%, 11/15/06	A2	A	4,993,885
		Tabcorp Investments No. 4 Pty Limited,
AUD	6,000	6.50%, 10/13/11	NR	BBB+	4,663,123
		Telstra Corporation,
AUD	20,000	12.00%, 5/15/06	A1	A+	16,668,723
AUD	10,000	7.25%, 11/15/12	A1	A+	8,263,531
AUD	2,000	8.75%, 1/15/20	NR	A+	1,856,408
		Treasury Corporation of Victoria,
AUD	23,000	6.00%, 11/15/06	Aaa	AAA	18,020,712
AUD	20,500	10.25%, 11/15/06	Aaa	AAA	17,198,044
AUD	25,000	7.50%, 8/15/08	Aaa	AAA	20,611,013
AUD	10,000	5.50%, 9/15/10	Aaa	AAA	7,718,586
		Wesfarmers Limited,
AUD	6,000	6.25%, 8/27/07	NR	A-	4,676,532
AUD	5,000	6.00%, 3/30/09	NR	A-	3,862,466
		Western Australia Treasury Corporation,
AUD	26,000	8.00%, 10/15/07	Aaa	AAA	21,408,535
AUD	20,000	7.50%, 10/15/09	Aaa	AAA	16,706,261
AUD	10,000	7.00%, 4/15/11	Aaa	AAA	8,298,241
AUD	8,000	8.00%, 7/15/17	Aaa	AAA	7,447,578
		Westpac Banking Corporation,
AUD	5,000	7.00%, 8/2/10(a)	A1	A+	3,898,424

					1,114,143,022

		CANADA—0.4%
		Ontario Province,
NZD	8,000	6.25%, 12/3/08	Aa2	AA	5,609,005
		Quebec Province,
AUD	1,500	5.75%, 2/15/06	A1	A+	1,162,990

					6,771,995

		CHINA—1.2%
		AES China Generating Co. Limited,
USD	7,400	8.25%, 6/26/10	B1	B+	7,653,176
		People’s Republic of China,
USD	10,000	9.00%, 1/15/96	A2	BBB+	13,445,560

					21,098,736

		FRANCE—1.5%
		Dexia Municipal Agency,
AUD	34,000	6.00%, 10/15/07	Aaa	AAA	26,548,412

		GERMANY—1.2%
		DSL Bank,
AUD	15,000	6.25%, 11/15/06	Aaa	AAA	11,748,151
		Helaba International Finance,
NZD	3,000	6.75%, 9/12/06	Aaa	AA+	2,128,356
		Landwirtschaft Rentenbank,
AUD	10,000	6.00%, 9/15/09	Aaa	AAA	7,833,852

					21,710,359

		HONG KONG—4.9%
		CITIC Ka Wah Bank,
USD	4,100	7.625%, 7/5/11(a)	Baa3	BBB-	4,251,618
USD	6,950	9.125%, 5/31/12(a)(c)	Baa3	BBB-	8,344,698

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited)

As of January 31, 2005

Principal Amount (000)		Description	Moody’s Rating	S&P Rating	Value (US$)
LONG-TERM INVESTMENTS—CONTINUED
		Hutchison Whampoa International Limited,
USD	5,500	5.45%, 11/24/10(b)	A3	A-	$5,713,944
USD	6,000	7.00%, 2/16/11	A3	A-	6,675,060
USD	18,700	6.50%, 2/13/13	A3	A-	20,222,012
USD	9,400	6.25%, 1/24/14(b)	A3	A-	10,014,525
USD	2,400	7.45%, 11/24/33	A3	A-	2,738,030
USD	3,900	7.45%, 11/24/33(b)	A3	A-	4,446,983
		Kowloon Canton Ry Corporation,
USD	14,300	8.00%, 3/15/10	A1	A+	16,708,821
		New Asat Finance Limited,
USD	1,900	9.25%, 2/1/11(b)	B3	B	1,596,000
		PCCW-HKTC Capital Limited,
USD	5,600	7.75%, 11/15/11	Baa2	BBB	6,525,753

					87,237,444

		INDIA—0.5%
		Reliance Industries Limited,
USD	7,250	10.25%, 1/15/97	Ba2	BB	9,071,925

		INDONESIA—1.5%
		Excelcomindo Finance Company,
USD	2,750	8.00%, 1/27/09(b)	B2	B+	2,866,875
		Freeport McMoran Copper & Gold,
USD	5,250	10.125%, 2/1/10	B1	B+	5,932,500
		Indonesian Satellite Corporation,
USD	2,750	7.75%, 11/5/10(b)	B2	BB-	2,921,875
		Medco Energi Internasional,
USD	5,825	8.75%, 5/22/10(b)	B3	B+	6,014,312
		PT Bank Mandiri Cayman,
USD	1,600	10.625%, 8/2/12(a)	B3	B	1,745,149
		PT Bank Negara Indonesia,
USD	1,500	10.00%, 11/15/12(a)	B3	B-	1,643,531
		Republic of Indonesia,
USD	3,100	6.75%, 3/10/14(b)	B2	B+	3,169,750
		Semen Cibinong,
USD	3,000	6.00%, 8/13/10(a)(d)	NR	B-	2,625,000

					26,918,992

		JAPAN—1.1%
		Mizuho Financial Group,
EUR	2,400	4.75%, 4/15/14(a)(b)	A2	BBB+	3,298,010
USD	1,600	5.79%, 4/15/14(b)	A2	BBB+	1,695,802
		Sumitomo Mitsui Banking,
USD	5,400	8.15%, 8/1/08(c)	A2	A	5,879,088
		UFJ Finance Aruba AEC,
USD	5,000	8.75%, 11/13/08(c)	A2	A	5,604,000
USD	3,200	6.75%, 7/15/13	A2	BBB	3,603,136

					20,080,036

		MALAYSIA—5.4%
		Bumiputra Commerce Bank Berhad,
USD	5,500	5.125%, 10/16/08(a)(c)	Baa1	BBB-	5,598,354
		Malayan Banking Berhad,
USD	3,000	6.125%, 7/6/12(a)	Baa1	BBB	3,126,375
		Malaysia Government Bonds,
MYR	3,000	5.00%, 4/15/05	A3	A+	794,456
MYR	7,000	6.812%, 11/29/06	A3	A+	1,981,901
MYR	54,000	4.305%, 2/27/09	A3	A-	14,632,224
MYR	3,890	6.844%, 10/1/09	A3	A+	1,165,714
USD	7,990	7.50%, 7/15/11	A3	A-	9,296,437
MYR	6,500	3.833%, 9/28/11	A3	A+	1,691,673
MYR	26,900	3.702%, 2/25/13	A3	A+	6,726,925
MYR	5,500	5.094%, 4/30/14	A3	A-	1,500,237
		Petroliam Nasional Berhad,
EUR	3,000	6.375%, 5/22/09	A2	A-	4,392,793
USD	6,800	7.00%, 5/22/12	A2	A-	7,775,412
USD	10,500	7.75%, 8/15/15	A2	A-	12,867,109
USD	4,000	7.875%, 5/22/22	A2	A-	5,072,320

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited)

As of January 31, 2005

Principal Amount (000)		Description	Moody’s Rating	S&P Rating	Value (US$)
LONG-TERM INVESTMENTS—CONTINUED
		Telekom Malaysia,
USD	3,000	7.875%, 8/1/25	A3	A-	$3,778,803
		Tenaga Nasional Berhad,
USD	14,000	7.50%, 1/15/96(b)	Baa2	BBB	15,285,163

					95,685,896

		NEW ZEALAND—1.0%
		New Zealand Government Bonds,
NZD	10,000	6.50%, 2/15/05	Aaa	AAA	7,111,422
NZD	4,000	7.00%, 7/15/09(e)	Aaa	AAA	2,941,388
NZD	10,000	6.00%, 4/15/15(e)	Aaa	AAA	7,083,958

					17,136,768

		PHILIPPINES—11.2%
		Bangko Sentral ng Pilipinas,
USD	4,000	8.60%, 6/15/27	Ba2	BB-	3,520,000
		Globe Telecom,
USD	4,750	9.75%, 4/15/12	Ba2	BB-	5,248,750
		Metropolitan Bank & Trust Company,
USD	2,400	8.50%, 11/20/12(a)(e)	Ba2	BB	2,382,514
		National Power Corporation,
USD	7,000	8.40%, 12/15/16	NR	BB-	6,114,927
		Philippine Government Bonds,
PHP	40,000	15.25%, 8/9/06	Ba2	BB	781,503
PHP	372,800	18.00%, 11/26/08	Ba2	BB	8,252,042
PHP	95,000	13.00%, 4/25/12	Ba2	BB	1,817,933
PHP	133,000	11.875%, 5/29/23	Ba2	BB	2,262,096
		Philippine Long Distance Telecom,
USD	2,300	9.875%, 8/1/05	Ba2	BB	2,374,750
USD	1,500	9.25%, 6/30/06	Ba2	BB	1,590,000
USD	2,000	10.625%, 5/15/07	Ba2	BB-	2,230,000
USD	1,300	10.50%, 4/15/09	Ba2	BB	1,491,750
USD	1,000	11.375%, 5/15/12	Ba2	BB-	1,175,000
USD	1,000	8.35%, 3/6/17	Ba2	BB-	960,000
		Republic of Philippines,
EUR	1,600	9.375%, 12/7/06	Ba2	BB-	2,262,962
USD	3,000	7.50%, 9/11/07	Ba2	BB-	3,139,422
USD	9,100	8.875%, 4/15/08	Ba2	BB-	9,919,000
USD	15,250	8.375%, 3/12/09(e)	Ba2	BB-	16,203,125
EUR	3,800	9.125%, 2/22/10	Ba2	BB-	5,386,920
EUR	2,400	9.125%, 2/22/10(b)	Ba2	BB-	3,402,265
USD	22,000	9.875%, 3/16/10	Ba2	BB-	24,365,000
USD	28,658	8.375%, 2/15/11	Ba2	BB-	29,410,272
USD	1,000	8.25%, 1/15/14	Ba2	BB-	991,250
USD	2,000	8.875%, 3/17/15	Ba2	BB-	2,028,000
USD	14,100	9.375%, 1/18/17	Ba2	BB-	15,016,500
USD	2,000	6.50%, 12/1/17(a)	Ba2	BB-	1,954,774
USD	16,050	9.875%, 1/15/19	Ba2	BB-	17,033,062
USD	12,879	10.625%, 3/16/25	Ba2	BB-	14,215,196
		SM Investors Corporation,
USD	4,450	8.00%, 10/16/07	NR	BB	4,588,213
		Universal Robina,
USD	5,700	9.00%, 2/6/08	Ba3	BB-	5,929,214
USD	1,750	8.25%, 1/20/12	Ba3	BB-	1,761,690

					197,808,130

		SINGAPORE—5.0%
		Cable & Wireless Optus Finance,
USD	5,800	8.00%, 6/22/10	A2	A+	6,709,208
		DBS Bank,
USD	11,500	7.657%, 3/15/11(a)(c)	A1	A+	13,294,500
USD	5,000	7.125%, 5/15/11	Aa3	A-	5,673,450
		Flextronics International Limited,
USD	9,600	6.50%, 5/15/13	Ba2	BB-	9,720,000

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited)

As of January 31, 2005

Principal Amount (000)		Description	Moody’s Rating	S&P Rating	Value (US$)
LONG-TERM INVESTMENTS—CONTINUED
		Oversea—Chinese Banking Corporation,
SGD	3,200	5.00%, 9/6/11	A1	A-	$2,136,251
EUR	4,000	7.25%, 9/6/11	A1	A-	6,288,376
USD	7,600	7.75%, 9/6/11	A1	A-	8,927,226
		Singapore Telecommunications,
SGD	3,250	3.21%, 3/15/06	A1	A+	2,012,105
US$	2,600	6.375%, 12/1/11	A1	A+	2,858,669
		Singapore Government Bonds,
SGD	10,000	4.00%, 3/1/07	Aaa	AAA	6,392,576
SGD	16,000	1.50%, 4/1/08	Aaa	AAA	9,678,925
SGD	13,000	4.625%, 7/1/10	Aaa	AAA	8,846,053
SGD	8,450	4.00%, 9/1/18	Aaa	AAA	5,610,695

					88,148,034

		SOUTH KOREA—12.5%
		Cho Hung Bank,
USD	1,500	11.875%, 4/1/10(a)(b)	Baa2	BB+	1,521,270
USD	5,500	11.875%, 4/1/10(a)	Baa2	BB+	5,573,865
		Equus Cayman Finance Ltd.,
USD	7,800	5.50%, 9/12/08	Baa3	BB+	8,023,018
		Hana Bank,
USD	7,050	8.748%, 12/17/12(a)(c)	NR	BBB-	8,358,508
		Hyundai Motors Manufacturing,
USD	2,400	5.30%, 12/19/08(b)	Baa3	BB+	2,460,629
		Inchon Metropolitan City,
JPY	500,000	3.70%, 4/26/06(f)	NR	A-	4,997,936
		Industrial Bank of Korea,
USD	3,900	4.375%, 12/4/07	A3	BBB+	3,924,024
USD	2,300	3.50%, 6/11/08	A3	BBB+	2,244,993
		Kookmin Bank,
USD	4,700	4.625%, 12/10/07	A3	BBB+	4,754,142
		Koram Bank,
USD	1,550	4.68%, 6/18/13(a)	NR	BB+	1,555,270
		Korea Development Bank,
USD	3,000	5.25%, 11/16/06	A3	A-	3,073,212
USD	5,500	5.75%, 9/10/13	A3	A-	5,842,908
		Korea Electric Power Corporation,
USD	3,300	7.75%, 4/1/13	A3	A-	3,947,209
USD	10,000	7.00%, 2/1/27	A3	A-	11,256,110
		Korea Exchange Bank,
USD	3,550	13.75%, 6/30/10(a)	Baa3	BB	3,691,269
		Korea First Bank,
USD	6,000	5.75%, 3/10/13(a)	Ba1	BB	6,062,460
USD	3,950	7.267%, 3/3/14(a)(b)(c)	NR	BB	4,490,747
		Korea Highway Corporation,
USD	2,200	4.90%, 7/1/13	A3	A-	2,196,157
		Korea Hydro & Nuclear Power,
USD	2,750	4.25%, 1/29/08	A3	A-	2,750,267
		Korea South East Power Co. Limited,
USD	3,900	4.75%, 6/26/13	A3	A-	3,851,643
		Korea Treasury Bonds,
KRW	19,170,000	7.15%, 4/11/06	A3	A-	19,409,817
KRW	30,000,000	5.64%, 10/17/06	A3	A-	30,016,294
KRW	9,800,000	6.15%, 7/10/07	A3	A-	10,006,846
KRW	16,674,000	6.91%, 7/18/11	A3	A-	18,403,901
		Korea Treasury Bond—Embarc,
USD	10,000	4.7963%, 10/11/07(g)	NR	A-	10,168,654
USD	2,900	4.8115%, 10/11/07(g)	NR	A-	2,948,910
USD	10,000	4.02%, 3/14/08(g)	NR	A-	9,940,874
		LG Telecom Limited,
USD	3,800	8.25%, 7/15/09(b)	Ba2	BB+	4,099,337
		National Agricultural Coop. Federation,
USD	1,500	3.45%, 6/20/08	A3	BBB+	1,452,135
		Pohang Iron & Steel Corporation,
USD	4,000	7.125%, 11/1/06	A3	A-	4,227,812
		Republic of South Korea,
USD	7,800	8.875%, 4/15/08	A3	A-	8,963,643

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited)

As of January 31, 2005

Principal Amount (000)		Description	Moody’s Rating	S&P Rating	Value (US$)
LONG-TERM INVESTMENTS—CONCLUDED
		Shinhan Bank,
USD	1,600	6.25%, 9/8/13(a)	Baa2	BB+	$1,687,126
		SK Corporation,
USD	2,000	7.50%, 5/31/06	Ba2	BB	2,088,376
		Woori Bank,
USD	4,000	11.75%, 3/1/10(a)	Baa2	BBB-	4,025,168
USD	4,000	12.75%, 3/1/10(a)	Baa2	BB+	4,028,436

					222,042,966

		SWEDEN—0.4%
		Kingdom of Sweden,
AUD	8,287	7.875%, 4/23/07	Aaa	AAA	6,707,802

		SWITZERLAND—3.5%
		Eurofima,
AUD	8,170	9.875%, 1/17/07	Aaa	AAA	6,824,501
AUD	30,000	6.50%, 8/22/11	Aaa	AAA	24,135,543
AUD	30,000	6.00%, 1/28/14	Aaa	AAA	23,570,465
AUD	10,000	6.25%, 12/28/18	Aaa	AAA	8,034,363

					62,564,872

		THAILAND—4.6%
		Bangkok Bank Public Company,
USD	8,500	8.75, 3/15/07	Baa2	BB-	9,254,179
USD	8,500	9.025%, 3/15/29(b)	Baa2	BB-	10,884,513
USD	5,500	9.025%, 3/15/29	Baa2	BB-	6,975,292
		Kasikornbank,
USD	4,700	8.25%, 8/21/16	Baa2	BB-	5,630,600
		Nestle (Thai) Limited,
THB	105,000	2.16%, 6/19/08	NR	AAA	2,570,079
		PTT Public Company Limited,
USD	1,950	5.75%, 8/1/14(b)	Baa1	BBB+	2,063,404
		Thailand Government Bonds,
THB	63,100	8.50%, 10/14/05	Baa1	A	1,704,656
THB	44,000	8.00%, 12/8/06	Baa1	BBB+	1,245,425
THB	359,000	5.60%, 7/7/07	Baa1	BBB+	9,842,195
THB	130,000	8.50%, 12/8/08	Baa1	A	3,948,066
THB	77,000	5.375%, 11/30/11	Baa1	BBB+	2,099,704
THB	247,000	4.125%, 11/1/12	Baa1	BBB+	6,159,364
THB	207,000	5.50%, 1/18/17	Baa1	BBB+	5,608,723
THB	50,000	3.875%, 3/7/18	Baa1	BBB+	1,135,324
THB	80,000	5.50%, 8/13/19	Baa1	BBB+	2,165,066
THB	91,000	5.125%, 11/8/22	Baa1	BBB+	2,305,679
		Total Access Communication Public,
USD	900	8.375%, 11/4/06(b)	Ba2	BB	972,000
USD	6,400	8.375%, 11/4/06	Ba2	BB	6,916,749
THB	24,000	5.80%, 10/30/09	NR	B+	648,498

					82,129,516

		UNITED STATES—2.6%
		Bank of America Corporation,
AUD	2,000	6.50%, 9/15/09	Aa2	A+	1,580,837
		Federal National Mortgage Association,
AUD	26,065	6.375%, 8/15/07	Aaa	AAA	20,543,705
		KFW International Finance,
AUD	5,513	9.125%, 7/26/05	Aaa	AAA	4,342,625
		Merrill Lynch & Company,
USD	2,700	0.00%, 9/17/12(a)(h)(i)	NR	A+	2,704,050
AUD	6,000	6.75%, 3/12/14	Aa3	A+	4,785,773
		Principal Finance Global Fund,
AUD	16,650	7.00%, 7/15/05	NR	AA	12,979,608

					46,936,598

		VIETNAM—0.1%
		Vietnam Socialist's Republic,
USD	1,600	3.75%, 3/12/28(a)	NR	BB-	1,158,102

		Total long-term investments
		(cost US$1,808,422,087)			2,153,899,605

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited)

As of January 31, 2005

Principal Amount (000)		Description	Moody’s Rating	S&P Rating	Value (US$)
SHORT-TERM INVESTMENTS—7.4%
		NEW ZEALAND—0.1%
		New Zealand Call Deposit,
NZD	2,293	0.00%, 10/31/05	NR	AAA	$1,630,324

		SOUTH KOREA—1.4%
		HSBC-KRW Linked CD,
KRW	24,591,700	0.00%, 10/21/05(j)	NR	A+	24,046,078

		UNITED STATES—5.9%
USD	77,569	Repurchase Agreement, State Street Bank and Trust Company, 2.30% dated 1/31/05, due 2/01/05 in the amount of $77,573,956 (collateralized by $16,910,000 U.S. Treasury Bond, 6.50% due 11/15/26; value $21,306,600 and $43,340,000 U.S. Treasury Bond, 7.125%, due 2/15/23: value $57,821,064)	NR	NR	77,569,000

Shares
USD	27,579,300	State Street Navigator Prime Portfolio(k)
		(cost $27,579,300)	NR	NR	27,579,300

					105,148,300

		Total short-term investments
		(cost US$128,032,962)			130,824,702
Total Investments—128.9% (cost US$1,936,455,049)					2,284,724,307
Other assets in excess of liabilities—4.9%					87,531,272
Liquidation value of preferred stock—(33.8%)					(600,000,000)
Net Assets Applicable to Common Shareholders—100.0%					$1,772,255,579

NR—Not rated by Moody's or Standard & Poor's.

AUD—Australian dollar	NZD—New Zealand dollar
EUR—Euro	PHP—Philippine peso
JPY—Japanese yen	SGD—Singapore dollar
KRW—South Korean won	THB—Thailand baht
MYR—Malaysian ringgit	USD—United States dollar
(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate on effect at January 31, 2005.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005, the aggregate market value of these securities amounted to $88,968,668 or 5.0% of net assets applicable to common shareholders.
(c)	The date presented for these instruments represents the next call date.
(d)	Illiquid security.
(e)	Security, or portion thereof, on loan. With an aggregate market value of $28,610,985; cash collateral of $27,579,300 was received with which the Fund purchased securities.
(f)	Security is linked to the movement of the South Korean won using a currency swap.
(g)	Value of security is linked to the value of Government of Korea Bank bonds 4.02%-4.81%, 10/11/07—3/14/08 and the movement of the South Korean won.
(h)	Security is linked to the Philippine Peso.
(i)	Represents a fair valued security.
(j)	Security is linked to the movement of the South Korean won.
(k)	Represents security purchased with cash collateral received for securities on loan.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited)

As of January 31, 2005

Interest Rate Swap Agreements

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Unrealized Appreciation
Sale contracts:
UBS AG	October 31, 2005	$ 96,000	2.1025%	$700,704
UBS AG	October 31, 2006	96,000	2.6900%	1,229,184
UBS AG	October 31, 2007	144,000	3.1600%	1,853,136
UBS AG	October 31, 2008	144,000	3.5400%	1,332,000

				$5,115,024

Futures Contracts	Expiration	Contracts	Unrealized Appreciation/ (Depreciation)
Purchase contract:
Australian Treasury Bond 6%—10 year	March 2005	309	$(378,548)

Sale contracts:
Australian Treasury Bond 6%—3 year	March 2005	173	122,408
United States Treasury Note 6%—5 year	March 2005	175	75,195
United States Treasury Note 6%—10 year	March 2005	150	(11,328)
United States Treasury Bond 6%—20 year	March 2005	25	(54,688)
			$(246,961)

Forward Currency Contracts

Foreign Currency	Currency	Amount	Value at Settlement Date Payable	Current Value at January 31, 2005	Unrealized Appreciation/ (Depreciation)
Purchase contracts:
Indian Rupee settlement date 3/8/05	INR	876,413,000	$19,300,000	$20,027,948	$727,948
Japanese Yen settlement date 4/25/05	JPY	3,078,293,460	30,206,000	29,941,198	(264,802)
Philippine Peso settlement date 3/16/05	PHP	1,163,412,000	20,400,000	21,039,523	639,523
Singapore Dollar settlement date 4/25/05	SGD	19,730,559	12,082,400	12,083,214	814
South Korean Won settlement date 4/25/05	KRW	18,741,614,760	18,123,600	18,248,895	125,295
Thailand Baht settlement date 3/31/05	THB	378,048,000	9,600,000	9,806,735	206,735

Sale contract:
Australian Dollar settlement date 4/26/05	AUD	(80,000,000)	(60,412,000)	(61,604,113)	(1,192,113)
			$49,300,000	$49,543,400	$243,400

Foreign Currency Contract Sale contract:	Settlement Date	A$ Amount Sold	US$ Amount Purchased	US$ Unrealized Appreciation
Australian Dollar	February 2, 2005	$2,000,000	$1,547,000	$2,900

Tax Cost of Investments

The United States federal income tax basis of the Fund's investments and net unrealized appreciation as of January 31, 2005 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$2,230,917,271	$71,918,828	$(45,691,092)	$26,227,736

Item 2—Controls and Procedures

(a) It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3—Exhibits

(a)(1) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto

1

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Asia-Pacific Income Fund, Inc.

By:	/S/ MARTIN GILBERT
Martin Gilbert, President of Aberdeen Asia-Pacific Income Fund, Inc.

Date: March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ MARTIN GILBERT
Martin Gilbert, President of Aberdeen Asia-Pacific Income Fund, Inc.

Date: March 22, 2005

By:	/S/ CHRISTIAN PITTARD
Christian Gilbert, Treasurer of Aberdeen Asia-Pacific Income Fund, Inc.

Date: March 22, 2005